Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and due from banks	$ 43,813,588	$ 43,434,375	$ 14,325,266	$ 7,402,137
Interest bearing accounts	26,137	119,235	109,170	3,953,312
Federal funds sold	908,495	83,114	180,536	81,138
Total cash and cash equivalents	44,748,220	43,636,724	14,614,972	11,436,587
Time deposits in other banks			297,000	15,031,102
Investment securities available for sale	180,363,532	161,784,835	33,049,795	28,012,948
Investment securities held to maturity			21,736,469	5,806,507
Loans, less allowance for loan losses	573,147,401	539,297,666	299,606,430	265,008,669
Equity securities	3,828,237	3,946,042	2,562,750	2,957,650
Premises and equipment	23,883,734	23,215,429	16,867,561	17,326,099
Accrued interest receivable	2,606,790	2,448,542	1,252,970	1,055,249
Prepaid income taxes			189,523
Deferred income taxes	6,791,483	7,244,029	265,551	178,574
Bank owned life insurance	16,757,707	16,416,566	8,703,175	8,422,879
Prepaid pension	1,030,551	1,030,551
Other real estate owned	3,231,449	4,004,609	1,153,039
Goodwill	633,790	633,790
Core deposit intangible	3,869,054	4,418,892
Other assets	2,990,530	2,964,626	1,610,715	1,982,262
Total assets	863,882,478	811,042,301	401,909,950	357,218,526
Deposits
Non-interest bearing	185,347,907	170,138,329	67,494,744	40,883,419
Interest bearing	545,730,571	520,629,456	273,032,442	245,464,373
Total deposits	731,078,478	690,767,785	340,527,186	286,347,792
Short term borrowings	44,544,608	38,672,657	5,669,332	16,149,939
Long term borrowings	6,216,463	6,284,479	16,371,947	16,454,067
Accrued interest payable	341,494	397,211	434,656	517,889
Income taxes payable	623,701	475,687		175,543
Accrued pension	4,570,725	4,342,664
Other liabilities	2,133,414	1,605,180	1,248,079	941,165
Total liabilities	789,508,883	742,545,663	364,251,200	320,586,395
Stockholders' equity
Common stock, par value $0.01 per share; authorized 15,000,000 shares; issued and outstanding 6,828,452 in 2012 and 6,817,694 in 2011	68,308	68,177	38,917	38,624
Additional paid-in capital	53,647,456	53,489,075	29,206,617	29,034,954
Retained earnings	17,087,831	12,093,742	7,535,268	6,498,446
Accumulated other comprehensive income	3,171,006	2,388,972	272,956	368,880
Total Old Line Bancshares, Inc. stockholders' equity	73,974,601	68,039,966	37,053,758	35,940,904
Non-controlling interest	398,994	456,672	604,992	691,227
Total stockholders' equity	74,373,595	68,496,638	37,658,750	36,632,131
Total liabilities and stockholders' equity	$ 863,882,478	$ 811,042,301	$ 401,909,950	$ 357,218,526